Other Liabilities And Provisions (Schedule Of Other Liabilities And Provisions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities And Provisions [Line Items]
Obligation under Capital Lease	$ 544	$ 69
Unrecognized Tax Benefits	133	134
Pensions and Other Post-Employment Benefits	110	165
Other	102	18
Other Liabilities and Provisions	2,520	2,672
Bow Office Building [Member]
Other Liabilities And Provisions [Line Items]
Asset under Construction		1,674
Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Asset under Construction		612
Bow Office Building [Member]
Other Liabilities And Provisions [Line Items]
Other	$ 1,631